Trade and other receivables and Prepayments (Details) - Schedule of The carrying amount of trade and other receivables and prepayments is denominated in the following currencies - ZAR (R)
R in Thousands
	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Currencies
Total	R 324,170	R 251,747
South Africa, Rand
Currencies
Total	175,477	120,112
Singapore, Dollars
Currencies
Total	12,705	13,115
Mozambique, Meticais
Currencies
Total	20,598	30,391
Euro Member Countries, Euro
Currencies
Total	22,065	18,255
Nigeria, Nairas
Currencies
Total	2,501	1,158
Kenya, Shillings
Currencies
Total	6,475	7,177
Tanzania, Shillings
Currencies
Total	157	12,419
Poland, Zlotych
Currencies
Total	4,654	5,025
Thailand, Baht
Currencies
Total	19,591	20,059
United Arab Emirates, Dirhams
Currencies
Total	9,547	10,055
United States of America, Dollars
Currencies
Total	38,595	2,378
Other currency [Member]
Currencies
Total	R 11,805	R 11,603